Note 7 - Convertible Promissory Notes Payable (Details Textual) - 1 months ended Sep. 30, 2013 $ / shares in Units, $ in Thousands, $ in Thousands	USD ($)	CAD ($) $ / shares
Statement Line Items [Line Items]
Proceeds from borrowings, classified as financing activities	$ 583	$ 600
Principal Amount of Each Debt Instrument		$ 1
Debt Instrument, Convertible Conversion Price | $ / shares		$ 3.60
Borrowings, interest rate		10.00%
Debt Instrument, Discount Rate	19.00%	19.00%
Debt Instrument, Residual Value		$ 88
Borrowing costs recognised as expense	$ 16	$ 17
Debt Instrument, Term	2 years	2 years